TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic	$ (16,898)	$ (3,792)	$ (6,556)
Foreign	412	1,345	219
Pre-tax income (loss)	$ (16,486)	$ (2,447)	$ (6,337)